Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.0001
Amount Registered | shares	2,726,983
Proposed Maximum Offering Price per Unit	6.78
Maximum Aggregate Offering Price	$ 18,488,944.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,553.32
Offering Note	The shares will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement. Represents outstanding shares of common stock.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered in the Registration Statement include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high ($7.05) and low ($6.50) sales prices of a share of the Registrant’s common stock on The Nasdaq Capital Market on December 17, 2025, which date is within five business days of the date of the filing of this Registration Statement.